Document and Entity Information	Dec. 30, 2022
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2022
Registrant Name	Fidelity Salem Street Trust
Central Index Key	0000035315
Investment Company Type	N-1A
Amendment Flag	false